Supplemental Cash Flow Information (Details) - Schedule of Cash and Cash Equivalents - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents [Abstract]
Cash		$ 1,423,902	$ 1,669,257	$ 1,368,559
Short-term investments	[1]	245,187	8,535	81,034
Cash and cash equivalents		$ 1,669,089	$ 1,677,792	$ 1,449,593	$ 818,378

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.